Investment Properties	6 Months Ended
Jun. 30, 2021
Disclosure of investment property [text block] [Abstract]
INVESTMENT PROPERTIES

7. INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	30 June 2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	18,168	1,844	20,012
Additions	23	-	23
Sale of investment properties	-	(432)	(432)
Fair value adjustment	(815)	-	(815)
Ending balance	17,376	1,412	18,788

	31 December 2020
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	-	(3,739)	(3,739)
Fair value adjustment	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	-	(28)
Ending balance	18,168	1,844	20,012

*	Lands amounting to USD 1,412 thousand as at 30 June 2021 (31 December 2020: USD 1,844 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 14).

In 2021, the Group sold a number of plots with total carrying value of USD 432 thousand (30 June 2020: USD 1,277 thousand) and recognized a loss of USD 1 thousand (30 June 2020: loss of USD 41 thousand).

The fair values of investment properties have been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group’s interim condensed consolidated statement of income for the six months periods ended 30 June 2021 and 2020 to the change in the price used for the valuation of the investment properties was as follows:

	%	Average price per square meter	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD	USD ’000	USD ’000
Commercial building

30 June 2021	+/- 10	971	1,735	(1,735)
30 June 2020	+/- 10	1,094	1,957	(1,957)

	%	Average price per square meter	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD	USD ’000	USD ’000
Lands

30 June 2021	+/- 10	188	141	(141)
30 June 2020	+/- 10	195	419	(419)